INCOME TAXES (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current expense [Abstract]
Federal	$ 49,561	$ 41,679	$ 45,571
State	2,872	2,883	4,956
Total current expense	52,433	44,562	50,527
Deferred (benefit) expense [Abstract]
Federal	(19,368)	(21,393)	(12,499)
State	(3,037)	(3,935)	(1,586)
Total deferred (benefit) expense	(22,405)	(25,328)	(14,085)
Income tax expense	30,028	19,234	36,442
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes computed at federal statutory rate (35%) on income before income taxes	33,260	23,646	36,311
Tax-exempt income	(1,912)	(1,266)	(626)
Bank-owned life insurance	(392)	(409)	(680)
Tax credits	(1,100)	(1,100)	(1,200)
State income taxes, net of federal tax benefit	(107)	(588)	2,191
Tax settlement of unconsolidated subsidiary	0	(1,318)	0
Other	279	269	446
Income tax expense	30,028	19,234	36,442
Deferred tax assets [Abstract]
Allowance for loan and lease losses	19,227	23,074
Deferred compensation	533	564
Postretirement benefits other than pension liability	938	86
Accrued stock-based compensation	1,170	1,222
Other real estate owned write-downs	1,962	2,507
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Impairment Losses	1,586	1,145
Accrued expenses	4,616	3,617
Deferred Tax Assets, Unrealized Losses on Investment Securities and Derivatives	1,926	8,871
Deferred Tax Assets, Fair Value Adjustments on Acquisitions	844	0
Other	438	465
Total deferred tax assets	33,240	41,551
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(6,310)	(7,450)
FHLB and FRB stock	(5,852)	(6,230)
Mortgage-servicing rights	(136)	(12)
Leasing activities	(5,297)	(3,833)
Deferred section 597 gain	0	(20,550)
Deferred Tax Liabilities, Prepaid Pension Cost	14,333	15,727
Intangible assets	(12,963)	(11,612)
Deferred loan fees and costs	(1,167)	(2,136)
Prepaid expenses	(364)	(535)
Fair value adjustments on acquisitions	0	(6,714)
Other	(1,824)	(1,180)
Total deferred tax liabilities	(48,246)	(75,979)
Total net deferred tax liability	$ (15,006)	$ (34,428)